Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Accounts receivable	$ 165,829	$ 180,000
Less: Allowance for sales discounts	(42,245)	(44,121)
Less: Allowance for credit losses	(3,702)	(5,048)	$ (7,589)
Accounts receivable, net	$ 119,882	$ 130,831